Income tax	12 Months Ended
Dec. 31, 2025
Disclosure of income tax expense benefits [line items]
Income tax
15 Income tax

	2025	2024	2023

Current year	(58)	(19)	(4)

Adjustments to prior years	16	20	9

Total current tax	(42)	1	5

(Origination) / reversal of temporary differences	12	31	247

Changes in tax rates / bases	(3)	-	(1)

Changes in deferred tax assets 1	9	-	(9)

Non-recognition of deferred tax assets	(61)	13	(61)

Adjustments to prior years	20	(29)	27

Total deferred tax (note 34)	(22)	15	204

Income tax benefit / (charge) for the year ended December 31	(65)	16	209

1	Changes due to recognition / write off of previously not recognized / recognized tax losses, tax credits, and deductible temporary differences.

Reconciliation between standard and effective income tax	2025	2024	2023

Result before tax from continuing operations	1,045	660	(391)

Income tax calculated using weighted average applicable statutory tax rates	(187)	(119)	94

Differences due to the effects of:

Non-taxable income	76	44	39

Non-tax-deductible expenses	(9)	(12)	(12)

Changes in tax rate/base	(3)	-	(1)

Different tax rates on overseas earnings	(3)	(4)	(3)

Tax credits	36	41	34

Other taxes	(31)	(9)	-

Adjustments to prior years	35	(9)	36

Changes in deferred tax assets as a result of recognition / write-off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	10	1	(9)

Non-recognition of deferred tax assets	(61)	(28)	(20)

Tax effect of profit / (losses) from joint ventures and associates	75	110	47

Other	(2)	1	3

Total differences	123	135	115

Income tax benefit / (charge) for the year ended December 31	(65)	16	209
In September 2023, the legal seat of Aegon N.V. was redomiciled to Bermuda. Headquarters remained in the Netherlands and the company remained a Dutch tax resident.
Aegon is within the scope of the OECD Pillar Two model rules. Aegon has performed an assessment of its potential exposure to Pillar Two income taxes based on the 2025 financial information for the constituent entities in the Group. Based on the performed analysis, applying both the temporary safe harbors and detailed calculations, Aegon expects no top-up
tax for 2025. Aegon continues to monitor Pillar Two legislative developments, as additional guidance may be released, to evaluate the potential future impact on its consolidated results of operations and financial position.
The weighted average applicable statutory tax rate for 2025 is 17.9% (2024: 18.0%). The lower weighted average applicable statutory tax rate compared to the statutory tax rate is mainly due to the relatively high contribution of income before tax in the equity accounted joint ventures and associates in 2025 which is presented net of tax in the consolidated income statement. The weighted average applicable statutory tax rate is driven by the mix of profits and losses in each jurisdiction and the relevant statutory tax rate. Including the income tax on equity accounted joint ventures and associates, the weighted average applicable statutory tax rate for 2025 is 23.7% (2024: 24.9%).
Non-taxable
income in 2025 is comprised of the regular
non-taxable
items such as the dividend received deduction in the United States and the participation exemption in the Netherlands.
Tax credits mainly include tax benefits from United States investments that provide affordable housing to individuals and families that meet median household income requirements.
Other taxes mainly relate to policyholder taxes in the United Kingdom and state taxes in the United States.
In 2025, adjustments to prior years mainly relate to the release of tax provisions.

Non-recognition
of deferred tax assets in 2025 includes the valuation allowance for state tax losses in the United States, and interest expenses and tax losses in The Netherlands.
The following tables present income tax related to components of other comprehensive income and retained earnings.

Income tax related to items of other comprehensive income	2025	2024	2023

Remeasurements of defined benefit plans	(4)	1	17

Items that will not be reclassified to profit or loss	(4)	1	17

Unrealized (Gains) / losses on revaluation of FVOCI investments	(419)	237	(487)

Revaluation reserve - Insurance contracts	174	(530)	397

Revaluation reserve - Reinsurance contracts	(22)	177	(126)

Changes in cash flow hedging reserve	49	45	42

Movement in foreign currency translation and net foreign investment hedging reserve	-	7	3

Items that may be reclassified subsequently to profit or loss	(218)	(64)	(171)

Total	(222)	(63)	(154)

Income tax related to items recognized in retained earnings	2025	2024	2023

Equity instruments	15	(8)	17

Other	1	7	1

Total	16	(1)	18

Aegon Ltd. [member]
Disclosure of income tax expense benefits [line items]
Income tax
7 Income tax

	2025	2024

Current tax	10	19

Income tax benefit/(charge) for the period	10	19

Reconciliation between standard and effective tax

Result before tax	(217)	(137)

Tax on result at Dutch corporate result tax rate	56	35

Differences due to the effect of:

Prior year adjustments	11	1

Non-tax-deductible expenses	(4)	(7)

Non-recognition of deferred tax assets	(53)	(11)

Total	10	19
The applicable corporate income tax rate for 2025 is 25.8% (2024: 25.8%). The effective tax rate for 2025 is 5% (2024: 14%).